Income Taxes - Summary of Standard Rate of Income Tax (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Loss before tax	$ (11,302)	$ (128,097)	[1]	$ (187,746)	[1]
Tax calculated at tax rate of 17% (2021 and 2020: 17%)	(1,921)	(21,776)		(31,917)
- Different tax rates in other countries	(1,020)	(4,279)		(1,744)
- Expenses not deductible for tax purposes	2,187	24,692		8,370
- Income not subject to tax	(119)	(880)		(539)
- Fair value losses/(gains) on financial instruments	0	0		21,105
- Utilisation of previously unrecognised tax losses	9	0		0
- Utilisation of previously unrecognised capital allowances	0	0		(1,740)
- Utilisation of previously unrecognised merger and acquisition allowances	0	(1,743)		0
- Deferred tax assets not recognised	3,376	4,798		6,087
- Withholding tax	204	228		70
Under/(Over) provision of income tax in prior financial year	(13)	63		(25)
Under/(Over) provision of deferred income tax in prior financial year (Note 11)	1,264	(7)		0
Tax expense/(credit)	$ 3,967	$ 1,096	[1]	$ (333)	[1]

[1]	Certain amounts in the prior year have been (i) reclassified to conform to the current year presentation (see Note 29) (2022 and 2021) and (ii) re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the acquisition of Sendtech in October 2022 (see Note 2) (2022 only).